Annual Fund Operating Expenses	12 Months Ended
Nov. 29, 2025
AMRAX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	3.83%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	5.13%
AMRBX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	4.28%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	6.28%
AMRCX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.83%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	5.83%
AMRGX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.66%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	4.66%